Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Finite Lived Intangible Assets Accumulated Amortization Addition		$ 82,000	$ 95,000	$ 380,632	$ 185,776
Goodwill and Intangible Asset Impairment, Total	$ 207,285			68,311	207,285
Notes Receivable Related To Sale Of Assets				0	51,000
Proceeds from Divestiture of Businesses				0	15,000
Impairment of Intangible Assets (Excluding Goodwill), Total				68,311	281,400
General and Administrative Expense [Member]
Impairment of Intangible Assets (Excluding Goodwill), Total				$ 68,311
Acquired Technology
Indefinite-lived Intangible Assets Acquired					$ 1,312,500
ACC [Member]
Notes Receivable Related To Sale Of Assets	51,000
Proceeds from Divestiture of Businesses	10,000
Repayments of Debt	5,000
Loss on disposal of assets	476,745
Goodwill, Impairment Loss	461,500
Impairment of Intangible Assets (Excluding Goodwill), Total	27,427
AKM [Member]
Goodwill, Impairment Loss	83,943
Impairment of Intangible Assets (Excluding Goodwill), Total	$ 123,342